Industry and geographic information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-lived assets:
Long Lived Assets	$ 82,856	$ 92,226
USA [Member]
Long-lived assets:
Long Lived Assets	58,868	60,260
France [Member]
Long-lived assets:
Long Lived Assets	$ 23,988	$ 31,966